Note 7 - Deposits (Details) - Certificates of Deposit by Maturity (USD $)	Dec. 31, 2013
Certificates of Deposit by Maturity [Abstract]
2014	$ 72,509,857
2015	30,062,334
2016	9,257,696
2017	6,106,503
2018	3,226,028
Thereafter	2,411,088
$ 123,573,506